Marketable Securities and Derivatives - Marketable Securities (Details) - CAD ($) $ in Thousands			12 Months Ended
	Sep. 27, 2018	Sep. 19, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Unrealized gain (loss) on changes in fair value				$ (10,423)
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)			$ (78,837)
Marketable securities designated at FVTOCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			59,188	14,845
Additions (disposals)			(35,344)	28,305
Unrealized gain recognized at inception				8,138
Unrealized gain (loss) on changes in fair value			(78,837)	53,762
Transfer (to) from investment in associates			280,702	(56,367)
Acquisition of control				(26,567)
Conversion of debenture				7,571
Exercise of warrants				29,501
Spin-out			(82,461)
Ending balance			143,248	59,188
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				18,561
OCI unrealized gain (loss)			(78,837)	(6,616)
Marketable securities designated at FVTOCI | Cann Group | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	13,433
Unrealized gain (loss) on changes in fair value				42,934
Transfer (to) from investment in associates				(56,367)
Ending balance			0	0
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				0
OCI unrealized gain (loss)			0	(7,021)
Marketable securities designated at FVTOCI | CanniMed | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	0
Additions (disposals)				16,144
Unrealized gain (loss) on changes in fair value				10,423
Acquisition of control				(26,567)
Ending balance			0	0
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				10,423
OCI unrealized gain (loss)			0	0
Marketable securities designated at FVTOCI | Micron | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			2,426	0
Additions (disposals)				962
Unrealized gain recognized at inception				2,170
Unrealized gain (loss) on changes in fair value			(1,278)	(706)
Ending balance			1,148	2,426
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				2,170
OCI unrealized gain (loss)			(1,278)	(706)
Marketable securities designated at FVTOCI | Radient
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)			(13,200)	1,400
Marketable securities designated at FVTOCI | Radient | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			44,043	1,412
Additions (disposals)				4,199
Unrealized gain recognized at inception				3,700
Unrealized gain (loss) on changes in fair value			(13,177)	(2,340)
Conversion of debenture				7,571
Exercise of warrants				29,501
Ending balance			30,866	44,043
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				3,700
OCI unrealized gain (loss)			(13,177)	(2,340)
Marketable securities designated at FVTOCI | TGOD
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer (to) from investment in associates	$ 275,300
Ending balance			93,100
Unrealized gain (loss) on marketable securities
Inception gain on financial assets at fair value through OCI				1,522
Marketable securities designated at FVTOCI | TGOD | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	0
Additions (disposals)			(46,663)
Unrealized gain (loss) on changes in fair value			(135,547)
Transfer (to) from investment in associates			275,342
Ending balance			93,132	0
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				0
OCI unrealized gain (loss)			(135,547)	0
Marketable securities designated at FVTOCI | ACI
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		$ 76,900
Marketable securities designated at FVTOCI | ACI | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	0
Additions (disposals)			228
Unrealized gain (loss) on changes in fair value			76,873
Transfer (to) from investment in associates			5,360
Spin-out			(82,461)
Ending balance			0	0
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				0
OCI unrealized gain (loss)			76,873	0
Marketable securities designated at FVTOCI | Choom
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)			(8,300)	3,500
Marketable securities designated at FVTOCI | Choom | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			12,719	0
Additions (disposals)				7,000
Unrealized gain recognized at inception				2,268
Unrealized gain (loss) on changes in fair value			(8,331)	3,451
Ending balance			4,388	12,719
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				2,268
OCI unrealized gain (loss)			(8,331)	3,451
Marketable securities designated at FVTOCI | EnWave | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additions (disposals)			10,000
Unrealized gain (loss) on changes in fair value			2,619
Ending balance			12,619
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				0
OCI unrealized gain (loss)			2,619	0
Marketable securities designated at FVTOCI | Other immaterial investments | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	0
Additions (disposals)			1,091
Unrealized gain (loss) on changes in fair value			4
Ending balance			1,095	0
Unrealized gain (loss) on marketable securities
Profit & loss unrealized gain				0
OCI unrealized gain (loss)			$ 4	$ 0